Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($) $ / shares in Thousands, $ in Thousands	Mar. 31, 2019	Jun. 30, 2018
Held-to-maturity securities, fair value	$ 3,861	$ 4,048
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	350,000	350,000
Preferred stock, shares outstanding (in shares)	0	0
Common shares, par value (in dollars per share)	$ 0	$ 0
Common shares, shares authorized (in shares)	3,500,000	3,500,000
Common shares, shares issued (in shares)	2,854,133	2,854,133
Treasury stock, shares (in shares)	120,288	124,489